Provisions and other non-current liabilities - Asset retirement obligation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Asset Retirement Obligation
Discount rate for valuation of asset retirement obligation (as a percent)	3.00%	3.00%	4.50%
Inflation rate for valuation of asset retirement obligation (as a percent)	1.50%	1.50%	2.00%
Asset retirement obligations
Asset Retirement Obligation
Potential change in discount rate (as a percent)	0.50%
Increase in asset retirement obligation for decrease in discount rate	$ 1,384
Impact on following year's net income for decrease in discount rate	(93)
Changes in the asset retirement obligation
Balance as of the beginning of the period	15,368	$ 14,492	$ 14,286
Accretion	449	607	639
Revision in estimates	(109)	526	(601)
New obligations	228	87	567
Spending on existing obligations	(527)	(519)	(460)
Currency translation adjustment	(194)	284	47
Other	(239)	(109)	14
Balance as of the end of the period	$ 14,976	$ 15,368	$ 14,492